Selected Statements of Comprehensive Loss Data (Details) - Schedule of financial expenses, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Expenses Net [Abstract]
Bank fees	$ 3	$ 2
Exchange rate differences	38	(7)
Total financial expenses, net	$ 41	$ (5)